LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) (Long-term loans from banks [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Outstanding principal	$ 193,802	$ 161,109
Fair value adjustments	(24,026)	(22,370)
Total long-term loans from banks	169,776	138,739
Current maturities	(10,000)	(30,000)
Fair value	159,776	108,739
U.S. Dollars [Member]
Debt Instrument [Line Items]
Outstanding principal	120,155	150,155
JPY [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 73,647	$ 10,954